Goodwill, Other Intangible Assets and Out-of-market Contracts - Schedule of Estimated Future Annual Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
2026-2027	$ 11,787	$ 11,810
2027-2028	11,680	11,554
2028-2029	11,680	11,506
2029-2030	11,492	11,413
2030-2031	10,418	11,317
Thereafter	55,007	58,532
Total	$ 112,064	$ 116,132